Warranty - Schedule of Company's Warranty Accruals (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, beginning of year	$ 247	$ 284
Expense, net	101	82
Settlements	(77)	(111)
Business combination	0	2
Foreign exchange and other	(14)	(10)
Balance, end of year	$ 257	$ 247